Revenue - By Major Source (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disaggregation of Revenue [Line Items]
Net trade sales	$ 1,182.0	$ 1,207.6	$ 845.1	$ 1,045.5	$ 1,144.9	$ 1,239.3	$ 1,213.2	$ 1,155.1	$ 4,280.2	$ 4,752.5	$ 4,269.5
Bedding Products
Disaggregation of Revenue [Line Items]
Net trade sales									2,039.3	2,254.3	1,795.3
Bedding Products | Bedding group
Disaggregation of Revenue [Line Items]
Net trade sales									2,039.3	2,254.3	1,795.3
Specialized Products
Disaggregation of Revenue [Line Items]
Net trade sales									891.2	1,066.8	1,056.3
Specialized Products | Automotive Group
Disaggregation of Revenue [Line Items]
Net trade sales									719.0	816.1	823.3
Specialized Products | Aerospace Products Group
Disaggregation of Revenue [Line Items]
Net trade sales									102.4	157.7	148.9
Specialized Products | Hydraulic Cylinders group
Disaggregation of Revenue [Line Items]
Net trade sales									69.8	93.0	84.1
Furniture, Flooring & Textile Products
Disaggregation of Revenue [Line Items]
Net trade sales									1,349.7	1,431.4	1,417.9
Furniture, Flooring & Textile Products | Home Furniture Group
Disaggregation of Revenue [Line Items]
Net trade sales									320.9	357.4	390.3
Furniture, Flooring & Textile Products | Work Furniture Group
Disaggregation of Revenue [Line Items]
Net trade sales									231.1	297.3	291.4
Furniture, Flooring & Textile Products | Flooring & Textile Products Group
Disaggregation of Revenue [Line Items]
Net trade sales									$ 797.7	$ 776.7	$ 736.2